Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2017
Insurance coverage
Schedule of operational insurance coverage

The operational insurance coverage as at December 31, 2017 was as follows:

Assets	Type of coverage	Insured amount
Facilities, equipment and	Property damage	3,234,169
products in inventory	Loss of profits	778,735